Appendix IV: Financial Instruments - Derivative Financial Instruments Receivable / Payable (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) £ / €	Dec. 31, 2024 EUR (€) $ / €	Dec. 31, 2024 EUR (€) $ / $	Dec. 31, 2024 EUR (€) R$ / €
Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 913	€ 913	€ 913	€ 913
Average foreign exchange rate	0.83	1.12	3,755.96
Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 5	€ 5	€ 5	5
Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	204	204	204	204
Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	16	16	16	16
Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	7	7	7	7
Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	34	34	34	34
Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	647	647	647	647
Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ (1)	€ (1)	€ (1)	€ (1)
Average foreign exchange rate	0.83	1.08	4,457.11	6.35
Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 12	€ 12	€ 12	€ 12
Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(13)	(13)	(13)	(13)
Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	33	33	33	33
BRL | Receive | Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	33	33	33	33
BRL | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	23	23	23	23
BRL | Receive | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	23	23	23	23
BRL | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(112)	(112)	(112)	(112)
BRL | Pay | Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(105)	(105)	(105)	(105)
BRL | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(7)	(7)	(7)	(7)
BRL | Pay | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,824)	(2,824)	(2,824)	(2,824)
BRL | Pay | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,824)	(2,824)	(2,824)	(2,824)
BRL | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1	1	1	1
CLP | Receive | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1	1	1	1
CLP | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(652)	(652)	(652)	(652)
CLP | Pay | Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(106)	(106)	(106)	(106)
CLP | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(104)	(104)	(104)	(104)
CLP | Pay | Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(37)	(37)	(37)	(37)
CLP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(405)	(405)	(405)	(405)
CLP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(75)	(75)	(75)	(75)
CLP | Pay | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(75)	(75)	(75)	(75)
CLP | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	411	411	411	411
COP | Receive | Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	411	411	411	411
COP | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	62	62	62	62
COP | Receive | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	49	49	49	49
COP | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	13	13	13	13
COP | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(884)	(884)	(884)	(884)
COP | Pay | Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(411)	(411)	(411)	(411)
COP | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(62)	(62)	(62)	(62)
COP | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(411)	(411)	(411)	(411)
COP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(199)	(199)	(199)	(199)
COP | Pay | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(199)	(199)	(199)	(199)
COP | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	93	93	93	93
CZK | Receive | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	93	93	93	93
CZK | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Receive | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,821	2,821	2,821	2,821
EUR | Receive | Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	16	16	16	16
EUR | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	256	256	256	256
EUR | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,549	2,549	2,549	2,549
EUR | Receive | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	4,616	4,616	4,616	4,616
EUR | Receive | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	4,350	4,350	4,350	4,350
EUR | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	266	266	266	266
EUR | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(12,829)	(12,829)	(12,829)	(12,829)
EUR | Pay | Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(46)	(46)	(46)	(46)
EUR | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,352)	(2,352)	(2,352)	(2,352)
EUR | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,728)	(3,728)	(3,728)	(3,728)
EUR | Pay | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(448)	(448)	(448)	(448)
EUR | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(6,255)	(6,255)	(6,255)	(6,255)
EUR | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(841)	(841)	(841)	(841)
EUR | Pay | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(841)	(841)	(841)	(841)
EUR | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,085	1,085	1,085	1,085
GBP | Receive | Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	603	603	603	603
GBP | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	482	482	482	482
GBP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	23	23	23	23
GBP | Receive | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	23	23	23	23
GBP | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(221)	(221)	(221)	(221)
GBP | Pay | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(221)	(221)	(221)	(221)
GBP | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	92	92	92	92
JPY | Receive | Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	92	92	92	92
JPY | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	13	13	13	13
Mexican peso | Receive | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	13	13	13	13
Mexican peso | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(234)	(234)	(234)	(234)
Mexican peso | Pay | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(234)	(234)	(234)	(234)
Mexican peso | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Pay | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	25	25	25	25
PEN | Receive | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	25	25	25	25
PEN | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Receive | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(462)	(462)	(462)	(462)
PEN | Pay | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(461)	(461)	(461)	(461)
PEN | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1)	(1)	(1)	(1)
PEN | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Pay | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	148	148	148	148
UFC | Receive | Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Receive | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	111	111	111	111
UFC | Receive | Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	37	37	37	37
UFC | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	14,172	14,172	14,172	14,172
USD | Receive | Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	621	621	621	621
USD | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,125	2,125	2,125	2,125
USD | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	3,800	3,800	3,800	3,800
USD | Receive | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Receive | Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	7,626	7,626	7,626	7,626
USD | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,534	1,534	1,534	1,534
USD | Receive | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,533	1,533	1,533	1,533
USD | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1	1	1	1
USD | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Receive | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,372)	(3,372)	(3,372)	(3,372)
USD | Pay | Currency swaps | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(514)	(514)	(514)	(514)
USD | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(260)	(260)	(260)	(260)
USD | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,598)	(2,598)	(2,598)	(2,598)
USD | Pay | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Currency swaps | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,528)	(1,528)	(1,528)	(1,528)
USD | Pay | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,236)	(1,236)	(1,236)	(1,236)
USD | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(292)	(292)	(292)	(292)
USD | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	28	28	28	28
UYU | Receive | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	28	28	28	28
UYU | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Receive | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(35)	(35)	(35)	(35)
UYU | Pay | Forwards | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(35)	(35)	(35)	(35)
UYU | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Pay | Forwards | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 0	€ 0	€ 0	€ 0